Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Due to Officers

	September 30, 2022	December 31, 2021
	(Unaudited)
Irma Velazquez:
Accrued salaries	$46,480	$—
Accrued expenses	—	—
Total due to Irma Velazquez	46,480	—

Ralph Hofmeier:
Accrued salaries	$45,304	$17,485
Accrued expenses	13,236	—
Total due to Ralph Hofmeier	58,540	17,485
Total due to officers	$105,020	$17,485

	2021	2020
Ralph Hofmeier:
Unsecured advances due to officer	$—	$17,778
Accrued salaries	17,485	—
Total due to Ralph Hofmeier	17,485	17,778

Irma Velazquez:
Unsecured advances due to officer	—	66,898
Accrued salaries	—	—
Total due to Irma Velazquez	—	66,898
	$17,485	$84,676